Inventory, Net (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory reserve	$ 4,863	$ 14,106	$ 400,957